Consolidated Income Statement - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Profit or loss [abstract]
Revenue		$ 46,881	$ 52,329		$ 53,041	[1]
Cost of sales		(19,634)	(20,362)		(19,933)	[1]
Gross profit		27,247	31,967		33,108	[1]
Distribution expenses		(5,104)	(5,525)		(5,612)	[1]
Sales and marketing expenses		(6,861)	(7,348)		(7,774)	[1]
Administrative expenses		(3,404)	(3,548)		(3,421)	[1]
Other operating income/(expenses)		845	875		805	[1]
Impairment of goodwill		(2,500)
COVID-19 costs		(182)
Restructuring		(157)	(170)		(363)	[1]
Business and asset disposal (including impairment losses)		(239)	(50)		(26)	[1]
Acquisition costs business combinations		(25)	(23)		(73)	[1]
Brazil state tax regularization program			(74)
Cost related to public offering of minority stake in Budweiser APAC			(6)
Provision for EU investigation	[1]				(230)
Profit from operations		9,620	16,098		16,414	[1]
Finance cost		(8,419)	(5,993)		(9,261)	[1]
Finance income		722	2,519		435	[1]
Net finance income/(cost)		(7,697)	(3,473)		(8,826)	[1]
Share of result of associates and joint ventures		156	152		153	[1]
Profit before tax		2,079	12,776		7,741	[1]
Income tax expense		(1,932)	(2,786)		(2,585)	[1]
Profit from continuing operations		147	9,990	[2]	5,157	[2],[3]
Profit from discontinued operations		2,055	424		531	[1]
Profit of the period		2,202	10,414		5,688	[4]
Profit from continuing operations attributable to:
Equity holders of AB InBev		(650)	8,748		3,839	[1]
Non-controlling interest		797	1,243		1,318	[1]
Attributable to:
Equity holders of AB InBev		1,405	9,171		4,370	[1]
Non-controlling interest		$ 797	$ 1,243		$ 1,318	[1]
Basic earnings per share		$ 0.70	$ 4.62		$ 2.21	[1]
Diluted earnings per share		0.69	4.53		2.17	[1]
Basic earnings per share from continuing operations		(0.33)	4.41		1.94	[1]
Diluted earnings per share from continuing operations		$ (0.33)	$ 4.32		$ 1.91	[1]

[1]	In 2019, the consolidated income statement for 2018 was restated to reflect the impact of adoption of IFRS 16 under the full retrospective application and the classification of the Australian operations as discontinued operations.
[2]	The consolidated statement of cash flows for 2019 and 2018 has been restated to include operating, investing and financing activities from discontinued operations separately in the cashflow statement. In addition, the 2019 cash flow from investing activities has been restated to reflect reclassification of the cash flow hedges in relation to the Australia divestiture reported in the financing activities in 2019 and recycled to profit or loss upon the completion of the transaction.
[3]	In 2019, the consolidated statement of cash flows for 2018 was restated to reflect the impact of adoption of IFRS 16 under the full retrospective application and the classification of the Australian operations as discontinued operations.
[4]	In 2019, the consolidated statement of comprehensive income for 2018 was restated to reflect the impact of adoption of IFRS 16 under the full retrospective application.